Debt (Tables)	12 Months Ended
Dec. 31, 2013
Debt [Abstract]
Debt Outstanding
Total debt outstanding consists of the following (in thousands):
	December 31,
	2012	2013
Senior Secured 2012 Convertible Notes	$15,005	$14,634
Embedded derivative liability-2012 Notes	276	101
Senior Secured 2013 Convertible Notes	—	18,576
Embedded derivative liability-2013 Notes	—	125
Working Capital Note	3,660	1,382
Unamortized debt discount	(7,672)	(7,866)
	11,269	26,952
Less current portion	(1,786)	(1,329)
Total long-term debt and embedded derivative, net	$9,483	$25,623

Principal Payments Due	Principal payments due as of December 31, 2013 are as follows (in thousands):
2014	$1,382
2015	14,634
2016	18,576
34,592
Less embedded derivative and unamortized debt discount	(7,640)
$26,952